Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2022
Earnings Per Share [Abstract]
Reconciliation of Numerator and Denominator of Basic Earnings Per Share ("EPS") With That of Diluted EPS	A reconciliation of the numerator and denominator of basic EPS with that of diluted EPS is reported as follows:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
Share amounts in thousands	2022	2021	2022	2021
Numerator:
Net income attributable to common shareholders	$78,590	$73,795	$151,295	$135,845
Denominator:
Weighted average common shares outstanding - basic	47,486	49,855	47,942	50,002
Dilutive share options, RSU and PSU	819	935	857	837
Weighted average common shares outstanding - diluted	48,305	50,790	48,799	50,839
Net income attributable to common shareholders per common share:
Basic	$1.66	$1.48	$3.16	$2.72
Diluted	$1.63	$1.45	$3.10	$2.67

Share options, RSU and PSU excluded from the computation of diluted EPS because they were anti-dilutive	285	285	221	494